Financing receivables - Schedule of Allowance for Loan Losses and Loans by Impairment Methodology and Type of Loans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 7	¥ 94
Allowance by impairment methodology, Evaluated collectively	986	867
Total allowance for credit losses	993	961	¥ 848	¥ 939
Loans by impairment methodology, Evaluated individually	688,117	563,470
Loans by impairment methodology, Evaluated collectively	616,020	582,491
Total loans	¥ 1,304,137	1,145,961
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually		3
Allowance by impairment methodology, Evaluated collectively	¥ 912	736
Total allowance for credit losses	912	739	678	789
Loans by impairment methodology, Evaluated individually	4,513	4,929
Loans by impairment methodology, Evaluated collectively	360,463	319,574
Total loans	¥ 364,976	324,503
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually		84
Allowance by impairment methodology, Evaluated collectively	¥ 66	58
Total allowance for credit losses	66	142	¥ 87	¥ 26
Loans by impairment methodology, Evaluated individually	139,183	172,259
Loans by impairment methodology, Evaluated collectively	238,254	252,986
Total loans	¥ 377,437	¥ 425,245
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	¥ 7
Total allowance for credit losses	7
Loans by impairment methodology, Evaluated individually	1,371	¥ 16,995
Loans by impairment methodology, Evaluated collectively	8,380
Total loans	9,751	¥ 16,995
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	7	7
Allowance by impairment methodology, Evaluated collectively	1	72
Total allowance for credit losses	8	79	¥ 82	¥ 95
Loans by impairment methodology, Evaluated individually	543,050	369,113
Loans by impairment methodology, Evaluated collectively	8,623	8,001
Total loans	¥ 551,673	¥ 377,114
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	¥ 0	¥ 1
Total allowance for credit losses	¥ 0	1	¥ 1	¥ 29
Loans by impairment methodology, Evaluated individually		174
Loans by impairment methodology, Evaluated collectively	¥ 300	1,930
Total loans	¥ 300	¥ 2,104